Annual Minimum Master Training Service Purchases Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 8,200
2014	9,700
2015	9,400
2016	9,300
and thereafter	21,000
Purchase Obligation, Total	$ 57,600